Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12	Income taxes

	2016	2015	2014
Loss from the year before income taxes	$(5,216)	$(7,671)	$(12,726)
Statutory rate	26.00%	26.00%	26.00%
Expected income tax recovery	(1,356)	(1,994)	(3,309)
Permanent differences and other	(915)	(46)	1,646
Difference in foreign tax rates	960	247	1,011
Effect of change in future tax rates	(47)	3,397	-
Effect of dissolution of subsidiaries	-	6,339	(4,066)
Change in valuation allowance	805	(7,783)	661
Total income tax expense (recovery)	$(553)	$160	$(4,057)

	2016	2015	2014
Current income tax expense (recovery)	$-	$-	$(124)
Deferred income tax expense (recovery)	(553)	160	(3,933)
Total income taxes	$(553)	$160	$(4,057)

	2016	2015

Deferred income tax assets:
Non-capital loss carry forward	$15,016	$13,085
Resource expenditures	4,052	4,611
Equipment	146	131
Share issue and legal costs	3	11
Other	1,881	1,926
	21,098	19,764
Valuation allowance	(17,618)	(16,577)
Net deferred income tax assets	$3,480	$3,187

Deferred income tax liabilities:
Foreign exchange on loan	$(150)	$(306)
Mineral property interests	(6,345)	(6,448)
Net deferred income tax liabilities	$(6,495)	$(6,754)

Net deferred income tax liabilities	$(3,015)	$(3,567)

	2016	2015	2014

Canada	$28,000	$26,790	$36,340
China	660	660	690
Mongolia	7,100	6,990	7,160
United States	14,880	14,880	23,260
Australia	30	30	-
Peru	580	580	520
Total non-capital loss carry forward	$51,250	$49,930	$67,970

The Company has available for deduction against future taxable income non-capital losses of approximately
$30.0
million
(2015:
$26.8
million) in Canada,
$0.6
million
(2015:
$0.7
million) in China,
$5.7
million
(2015:
$7.0
million) in Mongolia,
$18.3
million
(2015:
$14.9
million) in the United States of America,
$0.1
million
(2015:
$0.1
million) in Australia and
$0.7
million
(2015:
$0.6
million) in Peru. These losses, if not utilized, will expire through
2036.
Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years. Deferred tax benefits which may
arise as a result of these losses, resource expenditures, equipment, share issue and legal costs have not been recognized in these financial statements.